Fair Value Measurements - Summary of Securities Measured at Fair Value on a Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Available for sale securities, fair value	$ 109,668	$ 65,944
Fair Value, Measurements, Recurring [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Available for sale securities, fair value	109,668	65,944
Fair Value, Measurements, Recurring [Member] | Federal Home Loan Bank Obligations [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Available for sale securities, fair value	3,002	15,074
Fair Value, Measurements, Recurring [Member] | U.S. Government Enterprise and Agency Obligations [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Available for sale securities, fair value	15,253	14,007
Fair Value, Measurements, Recurring [Member] | Mortgage Backed Securities [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Available for sale securities, fair value	91,413	36,863
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Available for sale securities, fair value	109,668	65,944
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Federal Home Loan Bank Obligations [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Available for sale securities, fair value	3,002	15,074
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | U.S. Government Enterprise and Agency Obligations [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Available for sale securities, fair value	15,253	14,007
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Mortgage Backed Securities [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Available for sale securities, fair value	$ 91,413	$ 36,863